Condensed financial information of Plastec Technologies, Ltd. (Details 2) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	HKD 131,335	HKD 167,821	HKD 80,880
Change in operating assets and liabilities
Net cash provided by operating activities	241,687	256,221	158,303
Cash flows from investing activity
Net cash (used in)/provided by investing activity	(150,437)	(368)	(50,127)
Cash flows from financing activities
Proceeds used in repurchase of shares and warrants	0	(406)	(63,404)
Dividend paid	(121,101)	(30,275)	0
Net cash used in financing activities	(141,878)	(68,463)	(72,514)
Net increase in cash and cash equivalents	(50,628)	187,390	35,662
Cash and cash equivalents, beginning of year	528,527	348,901	309,862
Cash and cash equivalents, end of year	475,361	528,527	348,901
Parent [Member]
Cash flows from operating activities
Net income	70,646	420,499	231,116
Change in operating assets and liabilities
Prepaid expenses	(94)	(1,076)	0
Accounts payable and accrued liabilities	5,585	(193)	239
Income tax	232	1,519	1,378
Net cash provided by operating activities	76,369	420,749	232,733
Cash flows from investing activity
(Increase)/decrease in dividend receivable	70,000	(70,000)	0
Net cash (used in)/provided by investing activity	70,000	(70,000)	0
Cash flows from financing activities
Increase in amount due from subsidiaries	0	(187,780)	(162,068)
Proceeds used in repurchase of shares and warrants	0	(406)	(63,404)
Dividend paid	(121,101)	(30,275)	0
Net cash used in financing activities	(121,101)	(218,461)	(225,472)
Net increase in cash and cash equivalents	25,268	132,288	7,261
Cash and cash equivalents, beginning of year	163,336	31,048	23,787
Cash and cash equivalents, end of year	HKD 188,604	HKD 163,336	HKD 31,048